GOODWILL - Carrying amount (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 2,202,222	$ 2,248,217	$ 8,486,560
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	538,231	538,231
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	465,905	465,905
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	301,222	301,222
Banco de Bogota S.A. over Multi Financial Group Inc.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	139,226	175,221
Promigas S.A. E.S.P. and Its Subsidiaries
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	169,687	169,687
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	127,571	127,571
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	72,594	82,594
Banco de Occidente S.A. over Banco Union
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	22,724	22,724
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 6,661	$ 6,661